Risk management - Spain real estate business: gross, collateral, allowance (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Distribution of portfolio
Financial assets	€ 176,554	€ 184,596	€ 191,124
Accumulated impairment
Distribution of portfolio
Financial assets	(284)	(474)	(635)
Spain
Distribution of portfolio
Excess over collateral value	221,341
Spain | Gross carrying amount
Distribution of portfolio
Financial assets	215,330	204,810	215,764
Spain | Real estate operations in Spain | Gross carrying amount
Distribution of portfolio
Financial assets	2,871
Spain | Real estate operations in Spain | Accumulated impairment
Distribution of portfolio
Financial assets	(1,591)
Spain | Real estate operations in Spain | Construction and property development
Distribution of portfolio
Financial assets	2,871	€ 2,939	€ 4,812	€ 6,472
Excess over collateral value	€ 397
Spain | Real estate operations in Spain | Construction and property development | Nonperforming
Distribution of portfolio
Non-performing rate (as a percent)	6.13%	9.73%	27.58%
Coverage rate (as a percent)	32.95%	35.31%	35.27%
Excess over collateral value	€ 20
Spain | Real estate operations in Spain | Construction and property development | Gross carrying amount
Distribution of portfolio
Financial assets	2,871
Spain | Real estate operations in Spain | Construction and property development | Gross carrying amount | Nonperforming
Distribution of portfolio
Financial assets	176
Written-off assets	924
Spain | Real estate operations in Spain | Construction and property development | Accumulated impairment | Individually calculated
Distribution of portfolio
Financial assets	(70)
Spain | Real estate operations in Spain | Construction and property development | Accumulated impairment | Nonperforming | Individually calculated
Distribution of portfolio
Financial assets	€ (58)